Organization and Business Description	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Yoshitsu Co., Ltd (the “Company”) is a stock company incorporated in Japan pursuant to the laws of Japan on December 28, 2006. The Company owns 100% of the equity interests of Tokyo Lifestyle Co., Ltd. (“Tokyo Lifestyle”), a stock company incorporated pursuant to the laws of Japan on October 24, 2019. The Company and its subsidiary (collectively, “Yoshitsu”) are a retailer and wholesaler of Japanese beauty and health products, as well as sundry products and other products. The Company offers approximately 35,000 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others, 28,400 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices, 34,800 SKUs of sundry products, including home goods, and 16,300 SKUs of other products, including food and alcoholic beverages.

On January 13, 2022, the Company closed its IPO of 6,250,000 American Depositary Shares (“ADSs”) at a public offering price of $4.00 per ADS, which included 250,000 ADSs issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each ADS represents one ordinary share of the Company. In connection with the IPO, the ADSs began trading on the Nasdaq Capital Market under the symbol “TKLF” on January 18, 2022.